SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2025
SCHEDULE OF WARRANT AND BROKER WARRANTS EXERCISES

Warrants
Issuance	Number exercised	Proceeds
February 26, 2024	156,297	$939,480
November 19, 2024	746,666	2,471,061
May 5, 2025	495,000	1,989,747
June 12, 2025	1,670,500	8,444,273
July 21, 2025	100,000	735,790
	3,168,463	$14,580,351

Broker Warrants
Issuance	Number exercised	Proceeds
August 21, 2024	33,334	$171,400
May 5, 2025	80,000	322,225
June 12, 2025	275,000	1,174,462
	388,334	$1,668,087
Total exercises	3,556,797	$16,248,438